Operating leases (Details) - Schedule of maturity analysis of operating lease liabilities	Dec. 31, 2020 USD ($)
Schedule of maturity analysis of operating lease liabilities [Abstract]
2021	$ 794,717
2022	26,995
2023
2024
2025
Thereafter
Total lease payment	821,712
Less: imputed interest	(25,377)
Present value of operating lease liabilities	796,335
Less: current obligation	(677,508)
Long-term obligation at December 31, 2020	$ 118,827